Concentration of Credit Risk (Tables)	9 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk by Risk Factor

The following table sets forth the concentration of customers:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Percentage of the Company’s sales
Customer A	29%	15%	27%	15%	28%
Customer B	18%	13%	21%	13%	10%
Customer C	13%	-	17%	-	-
Customer D	10%	-	10%	-	-
	70%	28%	75%	28%	38%

	Successor	Predecessor	Successor	Predecessor	Predecessor
	December 31, 2017	December 31, 2016	March 31, 2017	January 10, 2017	March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Accounts receivable of above customers	$311,307	$-	$135,733	$-	$1,257,505

The following table sets forth the concentration of suppliers:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Percentage of the Company’s purchases
Supplier A	33%	57%	79%	57%	94%
Supplier B	23%	21%	21%	21%	-%
Supplier C	20%	-	-	-	-
Supplier D	19%	-	-	-	-
	95%	78%	100%	78%	94%

	Successor	Predecessor	Successor	Predecessor	Predecessor
	December 31, 2017	December 31, 2016	March 31, 2017	January 10, 2017	March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Accounts payable of above suppliers	$63,870	$363,137	$46,830	$-	$1,003,455